Applicable laws and regulations - Schedule of statutory purposes (Details) - Financial assets impaired - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Impaired loans	$ 10,107	$ 30,107
Normal
Statement [Line Items]
Impaired loans	0	0
Special Mention
Statement [Line Items]
Impaired loans	0	0
Substandard
Statement [Line Items]
Impaired loans	0	20,000
Doubtful
Statement [Line Items]
Impaired loans	0	0
Unrecoverable
Statement [Line Items]
Impaired loans	$ 10,107	$ 10,107